Borrowings	12 Months Ended
Nov. 03, 2019
Debt Disclosure [Abstract]
Borrowings	Borrowings

	Effective Interest Rate		November 3, 2019	November 4, 2018

			(In millions)
2019 Senior Notes - fixed rate
3.125% notes due April 2021	3.607%		$2,000	$—
3.125% notes due October 2022	3.527%		1,500	—
3.625% notes due October 2024	3.980%		2,000	—
4.250% notes due April 2026	4.544%		2,500	—
4.750% notes due April 2029	4.953%		3,000	—
			11,000	—
2019 Term Loans - floating rate
LIBOR plus 1.250% term loan due through May 2024	3.362%		800	—
LIBOR plus 1.375% term loan due through May 2026	3.452%		800	—
			1,600	—
2017 Senior Notes - fixed rate
2.375% notes due January 2020	2.615%		2,750	2,750
2.200% notes due January 2021	2.406%		750	750
3.000% notes due January 2022	3.214%		3,500	3,500
2.650% notes due January 2023	2.781%		1,000	1,000
3.625% notes due January 2024	3.744%		2,500	2,500
3.125% notes due January 2025	3.234%		1,000	1,000
3.875% notes due January 2027	4.018%		4,800	4,800
3.500% notes due January 2028	3.596%		1,250	1,250
			17,550	17,550
Assumed CA Senior Notes - fixed rate
5.375% notes due December 2019	3.433%		750	—
3.600% notes due August 2022	4.071%		500	—
4.500% notes due August 2023	4.099%		250	—
4.700% notes due March 2027	5.153%		350	—
			1,850	—
Commercial Paper
Commercial paper	2.547%	(a)	1,000	—
			1,000	—
Assumed Brocade Convertible Notes - fixed rate
1.375% convertible notes due January 2020	0.628%		37	37
			37	37
Assumed BRCM Senior Notes - fixed rate
2.500% - 4.500% notes due August 2022 - August 2034	2.585% - 4.546%		22	22
Total principal amount outstanding			33,059	17,609
Less: Unaccreted discount/premium and unamortized debt issuance costs			(261)	(116)
Total debt			$32,798	$17,493

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(a) Represents the weighted average interest rate on outstanding commercial paper as of November 3, 2019.
2019 Senior Notes
In April 2019, we issued $11 billion in aggregate principal amount of senior unsecured notes (“2019 Senior Notes”). The 2019 Senior Notes are fully and unconditionally guaranteed, jointly and severally, on an unsecured, unsubordinated basis by Broadcom Corporation (“BRCM”) and Broadcom Technologies Inc. (“BTI”). Each series of our 2019 Senior Notes pays interest semi-annually in arrears on April 15 and October 15 of each year. We may, at our option, redeem or purchase, in whole or in part, any of the 2019 Senior Notes at a price equal to 100% of the principal amount of the applicable 2019 Senior Notes, plus a corresponding make-whole premium as set forth in the indenture governing the 2019 Senior Notes, plus accrued and unpaid interest, if any, to the date of repurchase. The 2019 Senior Notes are recorded as long-term debt, net of discount. The discount associated with the 2019 Senior Notes is amortized to interest expense over the respective terms of these borrowings.
2019 Term Loans
On November 5, 2018, in connection with the CA Merger, we entered into a credit agreement (the “Original 2019 Credit Agreement”), which provided for a $9 billion unsecured term A-3 facility and a $9 billion unsecured term A-5 facility, collectively referred to as the “Original 2019 Term Loans”. Interest on our Original 2019 Term Loans was based on a floating rate and was payable monthly. Our obligations under the Original 2019 Credit Agreement were guaranteed on an unsecured basis by BRCM, Broadcom Cayman Finance Limited (“Cayman Finance”) and BTI. The Original 2019 Credit Agreement also provided for a five-year $5 billion unsecured revolving credit facility. In April 2019, we used the net proceeds of $11 billion from the 2019 Senior Notes and net proceeds of $1 billion from Commercial Paper (defined below) to reduce the outstanding amount of our Original 2019 Term Loans from $18 billion to $6 billion. As a result of repaying the Original 2019 Term Loans, we wrote off $26 million of debt issuance costs, which were included in interest expense in the consolidated statements of operations. The remaining unamortized discount and debt issuance costs balance on the Original 2019 Term Loans will be amortized to interest expense over the respective terms of the 2019 Senior Notes and Commercial Paper.
In May 2019, we entered into a new credit agreement (the “2019 Credit Agreement”), which provides for a $2 billion unsecured term A-3 facility, a $2 billion unsecured term A-5 facility and a $2 billion unsecured term A-7 facility, collectively referred to as the “2019 Term Loans”. The 2019 Credit Agreement has substantially the same terms and conditions as the Original 2019 Credit Agreement, except for the maturity dates of the facilities. The 2019 Term Loans replaced the remaining $6 billion Original 2019 Term Loans, which were terminated in connection with, and as a condition to, entering into the 2019 Credit Agreement. Our obligations under the 2019 Credit Agreement are guaranteed on an unsecured basis by BRCM, Cayman Finance and BTI.
In October 2019, we fully repaid our unsecured term A-3 facility of $2 billion and repaid $1.2 billion of each of our unsecured term A-5 and A-7 facilities under the 2019 Credit Agreement, using net proceeds from our Mandatory Convertible Preferred Stock offering as defined in Note 10. “Stockholders’ Equity,” as well as with cash on hand. As a result, we wrote off $22 million of debt issuance costs and unamortized discounts, which were included in interest expense in the consolidated statements of operations.
Revolving Facility
The 2019 Credit Agreement also provided for a five-year $5 billion unsecured revolving credit facility (the “Revolving Facility”), of which $500 million was available for the issuance of multi-currency letters of credit. The Revolving Facility replaced the revolving credit facility of the same amount under the Original 2019 Credit Agreement. The issuance of letters of credit and certain other instruments would reduce the aggregate amount otherwise available under the Revolving Facility for revolving loans. Subject to the terms of the 2019 Credit Agreement, we are permitted to borrow, repay and reborrow revolving loans at any time prior to the earlier of (a) November 2023 or (b) the date of termination in whole of the revolving lenders’ commitments under the 2019 Credit Agreement in accordance with the terms thereof. We had no borrowings outstanding under the Revolving Facility on November 3, 2019.
Commercial Paper
In February 2019, we established a commercial paper program pursuant to which we may issue unsecured commercial paper notes (“Commercial Paper”) in an aggregate principal amount of up to $2 billion outstanding at any time with maturities of up to 397 days from the date of issue. Commercial Paper is sold under customary terms in the commercial paper market and may be issued at a discount from par or, alternatively, may be sold at par and bear interest at rates dictated by market conditions at the time of their issuance. The Revolving Facility supports our commercial paper program. Outstanding Commercial Paper borrowings reduce the amount that would otherwise be available to borrow for general corporate purposes under the Revolving Facility. As of November 3, 2019, we had $1 billion of Commercial Paper outstanding with maturities generally less than sixty days. We intend to continuously replace our Commercial Paper upon maturity with newly issued commercial paper. In addition, we have the ability to finance the Commercial Paper borrowings on a long-term basis as they are supported by the Revolving Facility. We have recorded Commercial Paper, net of discount, as long-term debt. The discount associated with the Commercial Paper is amortized to interest expense over its term.
2017 Senior Notes
During fiscal year 2017, BRCM and Broadcom Cayman Finance Limited, or together with BRCM referred to as the “Subsidiary Issuers”, issued of $17,550 million senior unsecured notes (the “2017 Senior Notes”). Our 2017 Senior Notes were fully and unconditionally guaranteed, jointly and severally, on an unsecured, unsubordinated basis by Broadcom-Singapore and the Partnership, subject to certain release conditions described in the indenture governing the 2017 Senior Notes (the “2017 Indentures”). On April 9, 2018, Broadcom (“Parent Guarantor”) became a guarantor of the 2017 Senior Notes and entered into supplemental indentures with the Subsidiary Issuers and the trustee of the 2017 Senior Notes. At that time, Broadcom-Singapore, a guarantor at the issuance of the 2017 Senior Notes, became an indirect wholly-owned subsidiary of Broadcom and a subsidiary guarantor (“Subsidiary Guarantor”), together with Parent Guarantor referred to as the “Guarantors”. In addition, the Partnership was released from its guarantee of the 2017 Senior Notes under each of the 2017 Indentures in accordance with their terms. Each series of 2017 Senior Notes pays interest semi-annually in cash in arrears on January 15 and July 15 of each year.
We may redeem all or a portion of our 2017 Senior Notes at any time prior to their maturity, subject to a specified make whole premium as set forth in the 2017 Indentures. In the event of a change of control triggering event, holders of our 2017 Senior Notes will have the right to require us to purchase for cash, all or a portion of their 2017 Senior Notes at a redemption price of 101% of the aggregate principal amount plus accrued and unpaid interest.
During fiscal year 2018, substantially all of the 2017 Senior Notes were tendered and exchanged for notes registered with the U.S. Securities and Exchange Commission (“SEC”), with substantially identical terms.
Assumed CA Senior Notes
In connection with the CA Merger, we assumed $2.25 billion in aggregate principal amount of CA’s outstanding senior unsecured notes (the “Assumed CA Senior Notes”). CA remains the sole obligor under the Assumed CA Senior Notes. We may redeem all or a portion of the Assumed CA Senior Notes at any time, subject to a specified make-whole premium as set forth in the related indenture. In the event of a change in control, each note holder will have the right to require us to repurchase all or any part of the holder’s notes in cash at a price equal to 101% of the principal amount of such notes plus accrued and unpaid interest, if any, to the date of repurchase (subject to the right of holders of record on the relevant interest payment date to receive interest due). Each series of the Assumed CA Senior Notes pays interest semi-annually.
In October 2019, we fully repaid our 3.600% notes due August 2020 of $400 million. As a result of this payoff, we wrote off $1 million of unamortized premium and incurred a make-whole premium of $5 million, which were included in interest expense in the consolidated statements of operations.
Assumed Brocade Debt
As a result of the Brocade Merger, we assumed $575 million in aggregate principal amount of Brocade’s 1.375% convertible senior unsecured notes due 2020, or the Assumed Brocade Convertible Notes. The Brocade Merger was a “fundamental change” as well as a “make-whole fundamental change” as defined under the terms of the indenture governing the Assumed Brocade Convertible Notes. Accordingly, the holders of the Assumed Brocade Convertible Notes received the right to require us to repurchase their notes for cash. During fiscal year 2018, we repurchased $537 million in aggregate principal amount for $548 million at a conversion rate of $1,018 for each $1,000 of principal surrendered for conversion. The remaining outstanding Assumed Brocade Convertible Notes are convertible into cash at a conversion rate of $812 for each $1,000 of principal.
We also assumed $300 million of Brocade’s 4.625% senior unsecured notes due 2023. In January 2018, we redeemed all of these outstanding notes for a total payment of $308 million.
Fair Value of Debt
As of November 3, 2019, the estimated aggregate fair value of our debt was $33,652 million. The fair value of our senior notes was determined using quoted prices from less active markets. The estimated fair value of our 2019 Term Loans approximated their carrying value due to their floating interest rates and consistency in our credit ratings. The estimated fair value of our Commercial Paper approximated its carrying value due to the short-term nature of these borrowings. All of our debt obligations are categorized as Level 2 instruments.
Future Principal Payments of Debt
The future scheduled principal payments of debt as of November 3, 2019 were as follows:

Fiscal Year:	Future Scheduled Principal Payments
(In millions)
2020	$4,537
2021	2,750
2022	5,509
2023	1,250
2024	5,307
Thereafter	13,706
Total	$33,059

As of November 3, 2019 and November 4, 2018, we accrued interest payable of $214 million and $165 million, respectively, and were in compliance with all debt covenants.